Retirement, Postretirement And Other Benefit Plans (Changes In Fair Value Of Plans Level 3 Assets) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of period	$ 359.9
Fair value of plan assets at end of period	337.9
Partnership [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of period	9.7
Fair value of plan assets at end of period	7.7
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of period	25.5
Fair value of plan assets at end of period	25.3
Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of period	6.2
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of period	35.2
Realized and Unrealized Gains (Losses)	(2.2)
Purcahses, sales, and settlements, net	6.2
Fair value of plan assets at end of period	39.2
Change in Unrealized Gains (Losses) for Investments still held at December 31, 2012	(2.2)
Level 3 [Member] | Partnership [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of period	9.7
Realized and Unrealized Gains (Losses)	(2.0)
Fair value of plan assets at end of period	7.7
Change in Unrealized Gains (Losses) for Investments still held at December 31, 2012	(2.0)
Level 3 [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of period	25.5
Realized and Unrealized Gains (Losses)	(0.2)
Fair value of plan assets at end of period	25.3
Change in Unrealized Gains (Losses) for Investments still held at December 31, 2012	(0.2)
Level 3 [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Purcahses, sales, and settlements, net	6.2
Fair value of plan assets at end of period	$ 6.2